Business Combinations - Fair value recognized on acquisition (Details) - Frame Pharmaceuticals B.V., Amsterdam, Netherlands € in Thousands	Dec. 31, 2023 EUR (€)
Business Combinations
Non-current assets	€ 6,592
Property, plant and equipment	206
Right-of-use assets	170
Intangible assets (Technology)	6,216
Current assets	966
Trade and other receivables	658
Cash and cash equivalents	308
Total assets	7,558
Non-current liabilities	134
Lease liabilities	114
Deferred tax liabilities (net of deferred tax assets)	20
Current liabilities	406
Lease liabilities	55
Accounts Payables	346
Other current liabilities	5
Total liabilities	540
Net assets acquired	€ 7,018